Mar. 11, 2026
VegaShares SPX NDX RTY Premium Income ETF
INVESTMENT OBJECTIVE
The Fund primarily seeks current income and
secondarily capital appreciation.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.68%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.68%
1	Pursuant to an investment advisory agreement, Vega Capital Partners LLC (the "adviser") pays all operating expenses of the Fund other than the management fee, borrowing costs such as interest charges, loan commitment fees and origination fees, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), and litigation expenses and other non-routine or extraordinary expenses, where extraordinary is determined by the Board of Trustees.
2	Other Expenses are estimated for the current fiscal year. In addition, "Other Expenses" does not include fees paid to the Fund's swap contract counterparties, if any. These fees, which are not reflected in this Annual Fund Operating Expenses table, are embedded in the return of the swap contracts (i.e., the fees reduce the investment return of the swap contract) and represent an indirect cost of investing in the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$69	$218

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. The Fund is a new fund and has no portfolio turnover information as of the date of this Prospectus.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is an actively managed ETF. The Fund seeks to achieve its investment objectives by employing a covered call strategy using a combination of the (i) S&P 500® Index ("SPX"), (ii) Nasdaq-100 Index® ("NDX®"), and (iii) Russell 2000® Index ("RTY") as the reference assets. However, the Fund has no set target allocation among the indexes; the respective weighting exposure to each of the indexes, for both the long exposure and sold call options, is actively managed based on the adviser's quantitative framework. The framework incorporates multiple factors, including, each index's implied volatility versus its historical implied or realized volatility, index implied correlation, options liquidity, and expected risk-adjusted return. This strategy seeks to provide both (1) current income on a weekly basis and (2) exposure to the price return of the indexes listed above. The Fund has adopted a non-fundamental investment policy that, under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in the constituents of the S&P 500® Index, Nasdaq-100 Index®, and/or (iii) Russell 2000® Index and/or instruments linked to the constituents of these indexes. The Fund defines an investment in these indexes and their constituents to include ETFs that track an index as well as instruments that have economic characteristics substantially similar to an investment in the constituents of an index.

As a substitute for holding the constituents of an index or holding an index-tracking ETF, the Fund may use deep in-the-money call options. A purchased call option is intended to offer so-called "synthetic" long exposure to an index. In a traditional covered call strategy, an investor sells a call option on a security it already owns. However, the Fund may derive its long exposure to the price return of an index through the use of options contracts that use the index or an index-tracking ETF as the reference asset. This variation in the Fund's strategy is commonly referred to as a "synthetic covered call strategy." Deep in-the-money refers to the fact that at the time the Fund purchases such call option, the value of the reference index or ETF is already well above the strike price of the call option. This means that the Fund expects to exercise or monetize the call option and experience a gain equal to the difference between the strike price and the value of the reference index or ETF. These gains will generally provide exposure to the returns of the relevant index. As of the date of this prospectus, the Fund expects to execute its strategy primarily using this synthetic approach.

The S&P 500® Index is composed of large capitalization U.S. issuers. As of January 31, 2026, it had an average capitalization of $123 billion and was focused in the information technology sector which represented approximately 33% of the index. The Nasdaq-100 Index® is composed of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market® based on market capitalization. As of January 31, 2026, it had an average capitalization of approximately $50 billion and was focused in the technology sector which represented over 60% of the index. The Russell 2000® Index is composed of small capitalization U.S. issuers. As of January 31, 2026, it had an average capitalization of $5 billion and was not focused in any sector. The Fund primarily seeks exposure to the indexes by purchasing the component securities of SPX, NDX®, RTY or by purchasing other investments (including other ETFs) that have economic characteristics that are substantially identical to the economic characteristics of such component securities; and also writes (sells) call options that correspond to the indexes.

The Fund's sold (written) call options will generally have very short times to expiration, such as zero days to expiration or one day to expiration. Zero days to expiration options are generally known as "0DTE" options. To execute this element of the Fund's strategy the Fund generally sells out-of-the-money 0DTE call options on the indexes that will expire at the end of the day. One day to expiration options are generally known as "1-DTE" options. To execute the one day to expiration element of the Fund's strategy the Fund generally sells out-of-the-money 1-DTE call options on the indexes that will expire at the end of the following business day.

Capturing the premiums (the amount paid to the Fund by the option buyer) is the primary means by which the Fund intends to generate current income. However, the sale of these call options to generate income will limit the Fund's ability to participate in increases in value of an index beyond a certain point. For example, if the value of the S&P 500® Index increases, the Fund's long exposure to the index will allow the Fund to participate in those gains. However, if the index appreciates in value beyond the strike price of the written call option contracts that the Fund has sold to generate income, the Fund will lose money on those written call positions. These potential losses limit the upside return of the Fund's long exposure. This call option writing strategy effectively converts a portion of the potential upside return growth of the indexes into current income. For example, if the Fund sold S&P 500® Index call options that were 1% out-of-the-money and the index experienced a gain of 2%, the Fund would only experience a gain of 1%. This is because while its long index call options would produce a gain of 2%, this gain would be offset by the 1% loss it experienced from its sold index call options. The Fund does not seek to sell call options at a particular strike price.

The Fund only transacts in options contracts that are listed for trading on regulated U.S. exchanges. To implement its strategy the Fund transacts in exchange-traded options contracts and/or FLexible Exchange® options ("FLEX Options") that utilize one of the indexes, or investments that have substantially identical economic characteristics as the indexes, as the reference asset. Exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-traded options contracts are guaranteed for settlement by the Options Clearing Corporation ("OCC"). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date. FLEX Options are also guaranteed for settlement by the OCC. The options utilized by the Fund are index options and are therefore cash-settled "European" style options. European style options can only be exercised at expiration whereas an "American" style option can be exercised at any time prior to expiration.

Because the Fund's strategy may not consume all its assets, the Fund may invests in short-term U.S. Treasury securities, money market funds or an ETF that holds short-term U.S. Treasury securities.

The Fund intends to make weekly distribution payments to shareholders. A significant portion of the distributions may be characterized as a return of capital. The Fund is classified as "non-diversified" under the Investment Company Act of 1940 (the "1940 Act").

Additionally, as related to the options portfolio, the Fund may seek tax efficient returns by utilizing index options that qualify as "Section 1256 Contracts" under the Internal Revenue Code and related rules. A Section 1256 Contract a type of derivative that receives special tax treatment: (i) regulated futures contract, (ii) foreign currency contract, (iii) nonequity option, (iv) dealer equity option, or (v) dealer securities futures contract. If the Section 1256 Contracts produce a capital gain or loss, such gain or loss is treated as 60% long term and 40% short term. This favorable tax treatment applies regardless of how long the contracts were held. This treatment also applies if such options are held at year end as they will be deemed as if they were sold at fair market value on the last business day of the tax year. The Fund may seek to take advantage of tax loss harvesting opportunities on its options positions. This can be accomplished by taking investment losses from certain options positions to offset realized taxable gains.

PERFORMANCE

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholder semi-annually. Updated performance information will be available at no cost by visiting www.VegaSharesETFs.com or by calling 1-888-862-3299.